Commitments (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Lease expiration date	Aug. 31, 2020
Rent expenses	$ 14,676	$ 218,997	$ 217,304